UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
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Address:   605 Third Avenue
           --------------------------------------------------
           New York, NY  10158
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-476-9222
           --------------------------------------------------

Signature, Place, and Date of Signing:


        /s/ Oscar S. Schafer                NY, NY                May 11, 2004
       ------------------------   ------------------------------  ------------
             [Signature]                 [City, State]               [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    25
                                                -------------

Form 13F Information Table Value Total:              $369,544
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                     Form 13F INFORMATION TABLE


       COLUMN 1                  COLUMN 2             COLUMN 3        COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
-------------------           ---------------         --------        -------- ---------------- ---------- -------- ----------------
                                                                       VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS            CUSIP         (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ACTIVCARD CORP                      COM               00506J107         6622   1075000 SH          SOLE        X     X
ADVANCED MEDICAL OPTICS INC         COM               00763M108        14228    583100 SH          SOLE        X     X
BOWNE & CO INC                      COM               103043105         2779    162500 SH          SOLE        X     X
COMPUTER ASSOC INTL INC             COM               204912109        15302    569700 SH          SOLE        X     X
DONNELLEY R R & SONS CO             COM               257867101        20201    667799 SH          SOLE        X     X
DUN & BRADSTREET CORP DEL NE        COM               26483E100         6153    115000 SH          SOLE        X     X
FLAMEL TECHNOLOGIES SA              SPONSORED ADR     338488109        16987    655870 SH          SOLE        X     X
GAYLORD ENTERTAINMENT CO NEW        COM               367905106        20850    674766 SH          SOLE        X     X
GEN-PROBE INC NEW                   COM               36866T103        23715    711100 SH          SOLE        X     X
INFORMATION HLDGS INC               COM               456727106        20729   1005300 SH          SOLE        X     X
INTERACTIVE DATA CORP               COM               45840J107        10282    578300 SH          SOLE        X     X
MAGELLAN HEALTH SVCS INC            COM NEW           559079207        15179    540190 SH          SOLE        X     X
NEIGHBORCARE INC                    COM               64015Y104        17398    714203 SH          SOLE        X     X
NOVEN PHARMACEUTICALS INC           COM               670009109        17176    800000 SH          SOLE        X     X
OMI CORP NEW                        COM               Y6476W104        13042   1140000 SH          SOLE        X     X
PRECISION DRILLING CORP             COM               74022D100        18166    390000 SH          SOLE        X     X
PRESIDENTIAL LIFE CORP              COM               740884101          313     21000 SH          SOLE        X     X
R H DONNELLEY CORP                  COM NEW           74955W307        24298    520300 SH          SOLE        X     X
SHIRE PHARMACEUTICALS GRP PL        SPONSORED ADR     82481R106        24687    842000 SH          SOLE        X     X
TARO PHARMACEUTICAL INDS LTD        ORD               M8737E108         5196     89600 SH          SOLE        X     X
TEEKAY SHIPPING MARSHALL ISL        COM               Y8564W103         9508    138000 SH          SOLE        X     X
TYCO INTERNATIONAL LTD NEW          COM               902124106        27791    970000 SH          SOLE        X     X
VALEANT PHARMACEUTICALS INTL        COM               91911X104        16532    692600 SH          SOLE        X     X
VIASYS HEALTHCARE INC               COM NEW           92553Q209         4146    183296 SH          SOLE        X     X
WYNN RESORTS LTD                    COM               983134107        18263    521800 SH          SOLE        X     X

25 TOTAL DATA RECORDS                                                 369544


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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